Organization - Additional Information (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Apr. 29, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022	Sep. 30, 2024 $ / shares	Apr. 16, 2024 shares
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Par value per share		$ 0.01		$ 0.01
Rate of Customers Accounted For Sales		24	27
Rate of Customers Accounted For Accounts Receivable		36	33
Loar Acquisition 13, LLC
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		100.00%
IPO
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Sale of share of common stock | shares	12,600,000
Par value per share	$ 0.01
Offering price per share	$ 28
Proceeds from issue of stock after deducting expenses | $	$ 325.4
Underwriting discounts commissions and other offering costs | $	$ 28.8
Loar Holdings Inc
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares of common stock recieved | shares					377,450.980392157